Financial Investment Measured at Amortized Cost (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Financial Investment Measured At Amortized Cost [Abstract]
Summary of Financial Investment Measured at Amortized Cost
	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)

Financial investment measured at amortized cost	—	29,849